Investment Adviser
   Legg Mason Trust, fsb
   Baltimore, MD

Board of Directors
   John F. Curley, Jr., Chairman
   Edmund J. Cashman, Jr., President
   Richard G. Gilmore
   Arnold L. Lehman
   Dr. Jill E. McGovern
   T. A. Rodgers

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services
   Boston, MA

Custodian
   State Street Bank & Trust Company
   Boston, MA

Counsel
   Kirkpatrick & Lockhart LLP
   Washington, D.C.

Independent Accountants
   PricewaterhouseCoopers LLP
   Baltimore, MD

   An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   This report is not to be distributed unless preceded or accompanied by a prospectus.


                      Legg Mason Wood Walker, Incorporated
                    ---------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 . 539 . 0000

LMF-016
8/00


                               Semi-Annual Report
                                 June 30, 2000



                                   Legg Mason
                                      Tax
                                     Exempt
                                  Trust, Inc.



                            [LEGG MASON FUNDS LOGO]
                           The Art of Investing/SM/

To Our Shareholders,

  On June 30, 2000, the Legg Mason Tax Exempt Trust had approximately $330 million invested in a diversified portfolio of high quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 3.43%, and its average weighted maturity is 15 days.

  The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

  Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

  We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.


                                  Sincerely,

                                  /s/ John F. Curley
                                  ------------------
                                  John F. Curley, Jr.
                                  Chairman

August 3, 2000

 Statement of Net Assets
 Legg Mason Tax Exempt Trust, Inc.
 June 30, 2000 (Unaudited)
 (Amounts in Thousands)

                                                                    Rate       Maturity Date            Par           Value
 ---------------------------------------------------------------------------------------------------------------------------------
Arizona -- 0.6%
 Salt River Project Agricultural Improvement and
  Power District, Arizona Salt River Project Electric
  System Revenue Bonds, TECP (P-1, A-1+)                           4.20%           9/8/00             $ 1,939      $  1,939
 ---------------------------------------------------------------------------------------------------------------------------------
Delaware -- 2.0%
 University of Delaware Variable Rate Demand
  Revenue Bonds, Series 1998 VRDN (AA/A-1+)                        4.75%           7/5/00               6,500         6,500/A/
 ---------------------------------------------------------------------------------------------------------------------------------
Florida -- 5.7%
 City of Gainesville Utilities System (P-1, A-1+)
    Series C TECP                                                  4.20%           8/8/00               4,000         4,000
    Series C TECP                                                  4.25%          8/16/00               3,000         3,000
 Pinellas County, Florida Health Facilities Authority
  (Bayfront Medical Center, Inc. Project)
  Refunding Revenue Bonds, Series 1989 VRDN
  (Aaa/VMIG, AAA/A-1)                                              4.70%           7/5/00               2,300         2,300/A/
 Putnam County Development Authority PCR Bonds
  (Seminole Electric Cooperative, Inc.) (Aa3, AA-/A-1+)
    Series 1984 H-1 VRDN                                           4.85%           7/5/00               6,950         6,950/A/
    Series 1984 H-2 VRDN                                           4.85%           7/5/00               2,550         2,550/A/
                                                                                                                   --------
                                                                                                                     18,800
 ---------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 3.6%
 City and County of Honolulu, Hawaii General
   Obligation Bond (Aaa/VMIG1, AAA/A-1+)
    Series 2000A VRDN                                              5.00%           7/5/00               6,000         6,000/A/
    Series 2000B VRDN                                              5.00%           7/5/00               5,750         5,750/A/
                                                                                                                   --------
                                                                                                                     11,750
 ---------------------------------------------------------------------------------------------------------------------------------
Idaho -- 0.9%
 State of Idaho Tax Anticipation Notes,
  Series 2000 (MIG1, SP-1+)                                        5.38%          6/29/01               3,000         3,029
 ---------------------------------------------------------------------------------------------------------------------------------
Illinois -- 0.6%
 Illinois Development Authority (Amoco),
  Series 1994 VRDN (Aa/VMIG1, AA+/A-1+)                            4.55%           7/3/00               1,900         1,900/A/
 ---------------------------------------------------------------------------------------------------------------------------------
Indiana -- 2.9%
 City of Rockport, PCR Refunding Bonds
  (American Electric Power Generating Company
  Project), Series 1995 A VRDN (AAA/A-1+c)                         4.60%           7/3/00               2,700         2,700/A/
 City of Sullivan, Indiana Floating/Fixed Rate PCR
  Bonds (A-1/P-1, AA-/A-1+)
    Series L4, VRDN                                                4.40%          7/12/00               1,400         1,400/A/
    Series L4, VRDN                                                4.20%           9/8/00               2,700         2,700/A/
    Series L4, VRDN                                                4.25%          9/11/00               2,765         2,765/A/
                                                                                                                   --------
                                                                                                                      9,565
 ---------------------------------------------------------------------------------------------------------------------------------

                                                                    Rate       Maturity Date            Par           Value
 ---------------------------------------------------------------------------------------------------------------------------------
Kentucky -- 1.8%
 Kentucky Economic Development Finance Authority
  Hospital Revenue Bonds, Baptist Healthcare
  (Aaa/VMIG1, AAA/A-1+)
    Series C VRDN                                                  4.60%           7/3/00             $   800      $    800/A/
    Series B VRDN                                                  4.85%           7/5/00               5,000         5,000/A/
                                                                                                                   --------
                                                                                                                      5,800
 ---------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 0.7%
 Parish of the Ascension PCR Refunding
  (Shell Oil Company Project) (AAA/A-1+)
    Series 1993 VRDN                                               4.55%           7/3/00               1,500         1,500/A/
    Series 1993 VRDN                                               4.55%           7/3/00               1,000         1,000/A/
                                                                                                                   --------
                                                                                                                      2,500
 ---------------------------------------------------------------------------------------------------------------------------------
Maryland -- 23.4%
 Baltimore County, Maryland, PCR Revenue
  Refunding Bonds (Baltimore Gas & Electric),
  Series 1985 (A-1/VMIG1, A/A-1)                                   4.10%           8/9/00               1,600         1,600

 Baltimore County, Maryland, Revenue Bonds,
  Oak Crest Village Incorporated Project A VRDN
  (Aa3/VMIG1)                                                      4.75%           7/6/00              14,000        14,000/A/

 Baltimore County, Maryland, Revenue Bonds
  (The Sheppard and Enoch Pratt Hospital Facility),
  Series 1992 VRDN (Aa3/VMIG1)                                     4.75%           7/5/00               2,600         2,600/A/

 Maryland Health and Higher Educational Facilities
  Authority (Johns Hopkins University), (P-1, A-1+)
    Series C                                                       4.05%          8/11/00               4,800         4,800
    Series A                                                       4.20%           9/6/00               5,000         5,000
    Series C                                                       4.35%          9/15/00               1,000         1,000

 Maryland Health and Higher Educational Facilities
  Authority (Pooled Loan Program Issue)
  (Aa2/VMIG1)
    Series 1985 A VRDN                                             4.80%           7/5/00               5,000         5,000/A/
    Series 1985 B VRDN                                             4.80%           7/5/00               3,400         3,400/A/

 Maryland State Transportation Authority,
  Transportation Facilities Projects Revenue Bonds,
  Series 1992 (Aa2/VMIG1)                                          5.20%           7/1/00               3,500         3,500

 Maryland Strategic Economic Development
  Corporation, Erickson Foundation Incorporated
  Project VRDN (Aa2/VMIG1)                                         4.90%           7/6/00              11,400        11,400/A/

 Montgomery County, Maryland General Obligation
  Commercial Paper BANS (P-1, A-1+)
    Series 1995                                                    4.05%          8/10/00               6,000         6,000
    Series 1995                                                    4.15%          8/17/00               5,000         5,000
    Series 1995                                                    4.15%          8/18/00               6,500         6,500

 Legg Mason Tax Exempt Trust, Inc.

                                                                    Rate       Maturity Date            Par           Value
 ---------------------------------------------------------------------------------------------------------------------------------
Maryland -- Continued
 State of Maryland General Obligation Bonds,
  State and Local Facilities Loan of 1990,
  Third Series (#Aaa, AAA)                                         6.75%          7/15/00             $ 1,500      $  1,517

 University System of Maryland Auxiliary Facility and
  Tuition Revenue Bonds Refunding, Series B
  (Aa3, AA+)                                                       5.00%          10/1/00               5,895         5,914
                                                                                                                   --------
                                                                                                                     77,231
 ---------------------------------------------------------------------------------------------------------------------------------
Michigan -- 1.5%
 Michigan State Housing Development Authority
  Rental Housing Revenue Bonds, Series 1997 B
  VRDN (Aaa/VMIG1, AAA/A-1+)                                       4.85%           7/5/00               5,000         5,000/A/
 ---------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 1.7%
 Rochester, Minnesota Health Care Facilities Revenue
  Bonds (Mayo Medical Center), Series C
  (AA+/A-1+)                                                       4.45%           8/1/00               5,500         5,500
 ---------------------------------------------------------------------------------------------------------------------------------
Nebraska -- 1.4%
 Omaha Public Power District TECP (P-1, A-1+)                      4.25%           9/7/00               4,500         4,500
 ---------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 4.2%
 City of Winston-Salem, North Carolina Water and
  Sewer Revenue Bonds, Series 1994 VRDN
  (Aa/VMIG1, AA+/A-1+)                                             4.75%           7/5/00              13,900        13,900/A/
 ---------------------------------------------------------------------------------------------------------------------------------
Ohio -- 1.9%
 County of Cuyahoga, Ohio, Hospital Revenue
  Refunding Bonds (The Cleveland Clinic Foundation),
  Series 1997 VRDN (Aaa/VMIG1, AAA/A-1+)                           4.80%           7/5/00               6,200         6,200/A/
 ---------------------------------------------------------------------------------------------------------------------------------
Oregon -- 0.3%
 State of Oregon Health, Housing, Educational and
  Cultural Facilities Authority (Lewis and Clark
  College), Series 2000A (Aa3/VMIG1)                               4.55%           8/9/00               1,000         1,000
 ---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 5.5%
 Allegheny County, Pennsylvania, Hospital
  Development Authority Revenue Bond
  (Presbyterian University Hospital),
  Series B2 VRDN (Aaa/VMIG1, AAA/A-1)                              4.85%           7/6/00               3,200         3,200/A/

 Delaware County, Pennsylvania, IDA
  Refunding Resources Recovery Facility,
  Series G VRDN (Aaa/P-1, AAA/A-1+)                                4.70%           7/5/00               5,800         5,800/A/

 Lackawanna County, Pennsylvania, IDA (National
  Book Company Inc. Project) VRDN (A/A-1)                          4.75%           7/5/00               1,025         1,025/A/

                                                                    Rate       Maturity Date            Par           Value
 ---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- Continued
 Northampton County, Pennsylvania, Higher
  Education Authority Revenue Bond,
  Lehigh University, Series 2000 VRDN
  (Aa3/VMIG1, AA-/A-1)                                             4.75%           7/6/00             $ 7,000       $  7,000/A/

 Pennsylvania State Higher Educational Facilities
  Authority Revenue Bond, Carnegie Mellon
  University Series 1995 B VRDN(AA-/A-1+)                          4.50%           7/3/00                 500            500/A/

 Philadelphia, Pennsylvania, Hospitals and Higher
  Education Facilities Authority Hospital Revenue,
  Children's Hospital Project, Series 1996 A VRDN
  (Aa3/VMIG1, AA/A-1+)                                             4.50%           7/3/00                 500            500/A/
                                                                                                                    --------
                                                                                                                      18,025
 ---------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 1.8%
 Berkeley County, South Carolina (Amoco Chemical
  Company Project) Pollution Control Revenue
  Refunding Bonds, Series 1994 VRDN
  (Aa1/VMIG1, AA+/A-1+)                                            4.55%           7/3/00               1,000          1,000/A/

 South Carolina State Public Service Authority
  Revenue TECP (P-1, A-1+)                                         4.15%          9/12/00               5,000          5,000
                                                                                                                    --------
                                                                                                                       6,000
 ---------------------------------------------------------------------------------------------------------------------------------
Texas -- 19.9%
 Capital Industrial Development Corporation
  PCR Bonds (Motorola, Inc. Project),
  Series 1984 VRDN (A+, A-1+)                                      4.60%           7/5/00               3,700          3,700/A/

 Dallas, Texas Area Rapid Transit North Central
  Light Rail Notes, Series 2000
  (Aa1/VMIG1, AA/A-1+)                                             4.75%           7/5/00              16,000         16,000

 Harris County, Texas General Obligation
  Commercial Paper Notes (P-1, A-1+, F-1+)
    Series D                                                       4.40%          7/11/00               1,229          1,229
    Series C                                                       4.20%          8/14/00               5,000          5,000
    Series C                                                       4.15%          9/11/00               3,450          3,450
    Series D                                                       4.15%          9/12/00               2,000          2,000
    Series D                                                       4.35%          9/12/00               3,100          3,100

 Harris County, Texas, Health Facilities Development
  Corporation Hospital Revenue Bonds (The
  Methodist Hospital), Series 1994 VRDN (AA, A-1+)                 4.55%           7/3/00                 100            100/A/

 Harris County, Texas, Health Facilities Development
  Corporation Hospital Revenue Bonds
  (The Memorial Hospital), Series 1997 B VRDN
  (Aaa/VMIG1, AAA/A-1+)                                            4.70%           7/5/00              16,000         16,000/A/

 Legg Mason Tax Exempt Trust, Inc.

                                                                    Rate       Maturity Date            Par           Value
 ---------------------------------------------------------------------------------------------------------------------------------
Texas -- Continued
 San Antonio, Texas Water Systems, Series 1995
  (P-1, A-1)                                                       4.30%          9/13/00             $10,000       $ 10,000
 State of Texas TRANS, Series A (MIG1, SP-1+)                      4.50%          8/31/00               5,000          5,006
                                                                                                                    --------
                                                                                                                      65,585
 ---------------------------------------------------------------------------------------------------------------------------------
Utah -- 5.8%
 Emery County PCR Refunding Bonds
  (PacifiCorp Project), Series 1994 VRDN
  (Aaa/VMIG1, AAA/A-1+c)                                           4.60%           7/3/00               1,300          1,300/A/
 Intermountain Power Agency, Series 85F
  (Aaa/VMIG1, AAA/A-1+)                                            4.20%           8/8/00               1,800          1,800
 State of Utah Adjustable Rate General Obligation
  Highway Bonds (Aaa/VMIG1, AAA/A-1+)
    Series A VRDN                                                  4.75%           7/5/00               9,500          9,500/A/
    Series B VRDN                                                  4.75%           7/5/00               6,500          6,500/A/
                                                                                                                    --------
                                                                                                                      19,100
 ---------------------------------------------------------------------------------------------------------------------------------
Washington -- 5.9%
 State of Washington Adjustable Rate General
  Obligation, Series 1996 B VRDN
  (Aa1/VMIG1, AA+/A-1+)                                            4.75%           7/5/00              10,000         10,000/A/
 Washington State Housing Finance Committee,
  Series 1988 B VRDN (AAA/A-1+)                                    4.80%           7/5/00               9,495          9,495/A/
                                                                                                                    --------
                                                                                                                      19,495
 ---------------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 7.1%
 City of Oak Creek, Wisconsin PCR (Wisconsin
  Electric Power Company Project)
  Series 1986 VRDN (Aa3/P-1)                                       4.80%           7/6/00               5,900          5,900/A/
 State of Wisconsin General Obligation Extendable
  Commercial Notes TECP (P-1, A-1+, F-1+)                          4.35%          9/12/00               5,000          5,000
 Town of Carlton, Wisconsin
  PCR Refunding Bonds (Wisconsin Power and Light
   Company Projects) (Aa2/P-1, AA/A-1+)
    Series 1991 B VRDN                                             4.60%           7/3/00               7,600          7,600/A/
    Series 1991 C VRDN                                             4.60%           7/3/00               1,000          1,000/A/
    Series 1991 D VRDN                                             4.60%           7/3/00                 875            875/A/
 Wisconsin State Transportation Revenue (P-1, A-1+)                4.35%           8/9/00               3,085          3,085
                                                                                                                    --------
                                                                                                                      23,460
 ---------------------------------------------------------------------------------------------------------------------------------

                                                                    Rate       Maturity Date            Par           Value
 ---------------------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.3%
 Converse County PCR Refunding Bonds
  (PacifiCorp Project), Series 1994 VRDN
  (AAA/VMIG1, AAA, A-1+c)                                          4.55%           7/3/00             $   900      $    900/A/
 ---------------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Amortized Cost and Value -- 99.5%                                                            327,679/B/
 Other Assets Less Liabilities -- 0.5%                                                                                1,516
                                                                                                                   --------

 Net assets applicable to 329,216 shares outstanding -- 100.0%                                                     $329,195
                                                                                                                   ========
 Net asset value per share                                                                                            $1.00
                                                                                                                      =====
 ---------------------------------------------------------------------------------------------------------------------------------

 /A/The rate shown is the rate as of June 30, 2000, and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.
 /B/Also represents cost for federal income tax purposes.

 A guide to abbreviations appears on the next page.

 See notes to financial statements.

   Legg Mason Tax Exempt Trust, Inc.
   (Unaudited)



Investment Abbreviations:


   BANS   Bond Anticipation Notes
   GO     General Obligation
   IDA    Industrial Development Authority
   PCR    Pollution Control Revenue
   TANS   Tax Anticipation Notes
   TECP   Tax-Exempt Commercial Paper
   TRANS  Tax and Revenue Anticipation Notes
   VRDN   Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

   Municipal Notes
      MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).

      SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.

      F-1 and F-2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F-1 rating to denote any exceptionally strong credit feature.

   Commercial Paper
      P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.

      A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.

      F-1 and F-2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F-1 rating to denote any exceptionally strong credit feature.

   Municipal Bonds
      Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. The letter "c" added to a rating indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.

      AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.

      AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to the ratings to denote relative status within major rating categories.

      The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at June 30, 2000. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of the Portfolio:

                        June 30, 2000
   -------------------------------------------------------
                                         Percentage of
   Maturity Period   Amount/Par            Portfolio
   -------------------------------------------------------
                       (000)                        (cum)
       1-7 days      $215,845          65.9%        65.9%
      8-30 days         4,129           1.3         67.2
     31-45 days        32,785          10.0         77.2
     46-90 days        65,954          20.1         97.3
   Over 90 days         8,895           2.7        100.0
                     --------         -----        -----
                     $327,608         100.0%
                     ========         =====

   Average Weighted Maturity: 27 days

  Statement of Operations
  Legg Mason Tax Exempt Trust, Inc.
  For the Six Months Ended June 30, 2000 (Unaudited)
  (Amounts in Thousands)

  -----------------------------------------------------------------------------
 Investment Income:
  Interest                                                              $6,870

Expenses:
  Management fee                                           $  871
  Distribution and service fees                               174
  Transfer agent and shareholder servicing expense             50
  Custodian fees                                               43
  Registration fees                                            44
  Legal and audit fees                                         24
  Reports to shareholders                                      12
  Directors' fees                                               5
  Other expenses                                                3
                                                           ------
                                                            1,226
   Less compensating balance credits                           (6)
                                                           ------
   Total expenses, net of compensating balance credits                   1,220
                                                                        ------
 Net Investment Income                                                  $5,650
                                                                        ======

 See notes to financial statements.

  Statement of Changes in Net Assets
  Legg Mason Tax Exempt Trust, Inc.
  (Amounts in Thousands)

  ------------------------------------------------------------------------------------------------------
                                                                      For the Six          For the
                                                                      Months Ended       Year Ended
                                                                     June 30, 2000     December 31, 1999
  ------------------------------------------------------------------------------------------------------
                                                                      (Unaudited)
Change in Net Assets:
  Net investment income                                               $  5,650             $  8,397
                                                                      --------             --------
  Increase in net assets resulting from operations                       5,650                8,397
  Distributions to shareholders from net investment income              (5,650)              (8,397)
  Change in net assets from Fund share transactions                    (45,658)              44,719
                                                                      --------             --------
  Change in net assets                                                 (45,658)              44,719
Net Assets:
  Beginning of period                                                  374,853              330,134
  ------------------------------------------------------------------------------------------------------
  End of period                                                       $329,195             $374,853
                                                                      ========             ========

  See notes to financial statements.

   Financial Highlights
   Legg Mason Tax Exempt Trust, Inc.

      Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.


                                                                                               Ratios/Supplemental Data
                                                                               ----------------------------------------------------
                                      Investment                                                            Net
                          Net Asset   Operations  Distributions                             Net          Investment    Net Assets
                           Value,      From Net      From Net     Net Asset               Expenses         Income        End of
                         Beginning   Investment    Investment    Value, End    Total     to Average      to Average      Period
                         of Period     Income        Income      of Period     Return   Net Assets/A/    Net Assets  (in thousands)
   --------------------------------------------------------------------------------------------------------------------------------
   Six Months Ended
     June 30, 2000*       $1.00       $.0162       $(.0162)        $1.00       3.30%/B/    .70%/B/        3.24%/B/      $329,195
   Years Ended Dec. 31,
     1999                  1.00        .0252        (.0252)         1.00       2.56%       .70%           2.52%          374,853
     1998                  1.00        .0271        (.0271)         1.00       2.75%       .71%           2.71%          330,134
     1997                  1.00        .0292        (.0292)         1.00       2.95%       .72%           2.92%          307,371
     1996                  1.00        .0282        (.0282)         1.00       2.85%       .64%           2.82%          278,492
     1995                  1.00        .0313        (.0313)         1.00       3.17%       .65%           3.14%          224,656
   --------------------------------------------------------------------------------------------------------------------------------

   /A/This ratio reflects expenses net of compensating balance credits. /B/Annualized.
   * Unaudited.

   See notes to financial statements.

   Notes to Financial Statements
   Legg Mason Tax Exempt Trust, Inc.
   (Amounts in Thousands) (Unaudited)

   -----------------------------------------------------------------------------
1. Significant Accounting Policies:

      The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

   Security Valuation
      Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

   Investment Income and Dividends to Shareholders
      Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At June 30, 2000, dividends payable of $518 were accrued. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

   Security Transactions
      Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. At June 30, 2000, $100 was receivable for investments sold and $3,029 was payable for securities purchased.

   Compensating Balance Credits
      The Fund has an arrangement with its custodian bank, whereby a portion of the custodian's fees is paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

   Federal Income Taxes
      No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $12 which expire in 2001 and $8 in 2002.

   Use of Estimates
      Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   -----------------------------------------------------------------------------
2. Transactions With Affiliates:

      The Fund has an investment advisory and management agreement with Legg Mason Trust, fsb ("Adviser"). Pursuant to its agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $140 were payable to the Adviser at June 30, 2000.

      Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund pursuant to a sub-administration agreement with the Adviser. The Adviser (not the Fund) pays LMFA a fee, computed daily and payable monthly, at an annual rate of 0.05% of the Fund's average daily net assets.

      Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund pays Legg Mason a Rule 12b-1 service fee at an annual rate equal to 0.10% of its average daily net assets for services provided to shareholders. Legg Mason has agreed to limit such fees paid by the Fund to 0.10% indefinitely. Service fees of $28 were payable to Legg Mason at June 30, 2000.

      Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid Legg Mason $18 for the six months ended June 30, 2000.

      The Adviser, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:

      The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At June 30, 2000, net assets consisted of paid-in capital of $329,216 and an accumulated net realized loss of $21. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                          Reinvestment
                                          Sold         of Distributions   Repurchased    Net Change
   ------------------------------------------------------------------------------------------------
   Six Months Ended June 30, 2000      $  709,167          $4,911        $  (759,736)    $(45,658)
   Year Ended December 31, 1999         1,188,864           8,062         (1,152,207)      44,719

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

 [LEGG MASON FUNDS LOGO]
The Art of Investing/SM/



Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

Equity Funds:                                Specialty Funds:
Value Trust, Inc.                            Market Neutral Trust
Special Investment Trust, Inc.               Balanced Trust
Total Return Trust, Inc.                     Financial Services Fund
American Leading Companies                   Opportunity Trust
 Trust
Classic Valuation Fund
Focus Trust, Inc.
U.S. Small-Capitalization
 Value Trust

Global Funds:                                Taxable Bond Funds:
Global Income Trust                          U.S. Government Intermediate-Term
Europe Fund                                   Portfolio
International Equity Trust                   Investment Grade Income Portfolio
Emerging Markets Trust                       High Yield Portfolio

Tax-Free Bond Funds:                         Money Market Funds:
Tax-Free Intermediate-Term                   U.S. Government Money Market
 Income Trust                                 Portfolio
Maryland Tax-Free Income Trust               Cash Reserve Trust
Pennsylvania Tax-Free Income Trust           Tax Exempt Trust, Inc.


For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.